Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (88,972)	$ (140,391)	$ (96,322)
Other comprehensive loss:
Foreign currency translation adjustment	(12,623)	130	12,341
Comprehensive loss	$ (101,595)	$ (140,261)	$ (83,981)